SHARE-BASED PAYMENTS 2 (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Selling and marketing expenses	$ 7,736	¥ 48,522	¥ 31,306	$ 27,357	¥ 177,993	¥ 128,475	¥ 96,688
General and administrative expenses	8,666	54,358	41,308	52,209	339,690	148,093	135,603
Share-based compensation	$ 483	¥ 3,032	¥ 0	14,648	95,307	¥ 0	¥ 0
Share Incentive Plan 2017 [Member]
Cost of revenues				2,622	17,063
Selling and marketing expenses				1,390	9,045
General and administrative expenses				10,636	69,199
Share-based compensation				$ 14,648	¥ 95,307